Material accounting policies (Policies)	3 Months Ended
Sep. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation
These unaudited interim consolidated financial statements for the period ended 30 September 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended 30 June 2024 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements for the year ended 30 June 2024.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the policies stated below.

Functional currency
Functional currency
Effective 1 July 2024, the Parent Company has changed its functional currency from AUD to USD. This change reflects the increase in USD-denominated activities and US-based investments, including capital raising in USD, capital and operational expenditures and revenues. The change has been accounted for prospectively, and prior period comparative figures have not been restated, in accordance with IAS 21.

Assets held for sale
Assets held for sale
Non-current assets are classified as assets held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Assets held for sale are stated at the lower of carrying amount and fair value less costs to sell. Impairment losses on initial classification as held-for-sale and subsequent gains or losses on remeasurement are recognized in profit and loss.

Once classified as held for sale, property plan and equipment are no longer depreciated.

Going concern
Going concern
The Group has determined there is material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern but has concluded it is appropriate to prepare the consolidated financial statements on a going concern basis which contemplates continuity of normal business activities, the realization of assets and settlement of liabilities in the ordinary course of business. The cash flows generated by the Group are inherently linked to several key uncertainties and risks including, but not limited to, volatility associated with the economics of Bitcoin mining and the ability of the Group to execute its business plan.
For the three months ended 30 September 2024, the Group incurred a loss after tax of $51,707,000 (30 September 2023: $5,301,000), net operating cash outflows of $53,391,000 (30 September 2023: cash outflows of $30,269,000) and proceeds from sale of Bitcoin mined of $49,575,000 (30 September 2023: $34,144,000). As at 30 September 2024, the Group had net current assets of $12,750,000 (30 June 2024: net current assets of $401,389,000) and net assets of $1,129,548,000 (30 June 2024: net assets of $1,097,351,000).

As further background, the Group owns mining hardware that is designed specifically to mine Bitcoin and its future success will depend in a large part upon the value of Bitcoin, and any sustained decline in its value could adversely affect the business and results of operations. Specifically, the revenues from Bitcoin mining operations are predominantly based upon two factors: (i) the number of Bitcoin rewards that are successfully mined and (ii) the value of Bitcoin. A decline in the market price of Bitcoin, increases in the difficulty of Bitcoin mining, changes in the regulatory environment, and/or adverse changes in other inherent risks may significantly negatively impact the Group’s operations. Due to the volatility of the Bitcoin price and the effects of the other aforementioned factors, there can be no guarantee that future mining operations will be profitable, or the Group will be able to raise capital to meet growth objectives.

The strategy to mitigate these risks and uncertainties is to try to execute a business plan aimed at operational efficiency, revenue growth, improving overall mining profit, managing operating expenses and working capital requirements, maintaining potential capital expenditure optionality, and securing additional financing, as needed, through one or more debt and/or equity capital raisings. We are also pursuing a strategy to expand and diversify our revenue streams into new markets. Pursuant to that strategy, we are increasing our focus on diversification into HPC solutions, including the provision of AI cloud services.

The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are therefore significantly dependent upon several factors. These factors have been considered in preparing a cash flow forecast over the next 12 months to consider the going concern of the Group. The key assumptions include:
•A base case scenario assuming recent Bitcoin economics including Bitcoin prices and global hashrate;
•Three operational sites in British Columbia, Canada with installed nameplate capacity of 160MW; 80MW Mackenzie, 50MW Prince George and 30MW Canal Flats;
•A fourth operational site at Childress, Texas with installed nameplate capacity of 200MW as at 31 October 2024 incrementally increasing to 350MW by 31 December 2024;
•1,896 GPUs in operation from 1 December 2024, with projected revenue based on existing contracted prices and recent market pricing of AI cloud services provided to customers;
•Securing additional financing as required to achieve the Group’s growths objectives.

The key assumptions have been stress tested using a range of Bitcoin price and global hashrate. The Group aims to maintain a degree of flexibility in both operating and capital expenditure cash flow management where it practicably makes sense, including ongoing internal cash flow monitoring and projection analysis performed to identify potential liquidity risks arising and to try to respond accordingly.

As a result, the Group has concluded there is material uncertainty related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. However, the Group considers that it will be successful in the above matters and will have adequate cash reserves to enable it to meet its obligations for at least one year from 30 September 2024, and, accordingly, has prepared the consolidated financial statements on a going concern basis.

New or amended Accounting Standards and Interpretations adopted
New or amended Accounting Standards and Interpretations adopted
The Group has adopted all of the new or amended IFRS and Interpretations as issued by the International Accounting Standards Board (“IASB”) that are mandatory for the current reporting period.
Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The Group believes that the impact of recently issued standards or amendments to existing standards that are not yet effective will not have a material impact on the Group’s unaudited interim consolidated financial statements.